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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quadrangle GP Investors LLC
Address: 375 Park Avenue
         New York, NY  10152

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rattner
Title:   Managing Member
Phone:   (212) 418-1700

Signature, Place, and Date of Signing:


/s/ Steven Rattner                    New York             February 14, 2008
-----------------------------------   --------             -----------------
[Signature]                           [City, State]        [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            5

Form 13F Information Table Value Total:            $732,877 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


            Number             Form 13F File Number             Name
            ------             --------------------             ----

              1                         28-             QCP GP Investors II LLC

Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.

                          FORM 13F INFORMATION TABLE
                          QUADRANGLE GP INVESTORS LLC
                      FOR QUARTER ENDED DECEMBER 31, 2007



                                                                                                             Voting Authority
                                                                                                          -----------------------
                         Title of               Value     Shrs or     SH/    Put/   Investment    Other
Name of Issuer           Class     CUSIP      (x$1000)    prn amt     PRN    Call   Discretion   Managers   Sole     Shared    None
--------------           -----     -----      --------    -------    -----   ----   ----------   --------   ----     ------    ----

Cinemark Holdings, Inc.(a) COM    17243V102   $90,801    5,341,206    SH               SOLE                  X

-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.(a)   COM    67020Q107   $171,545   5,777,880    SH               SOLE                  X

-----------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc.(a)    COM    743663403   $140,348  11,803,886    SH               SOLE                  X

-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.(b)   COM    67020Q107   $164,133   5,528,222    SH               SOLE          1       X

-----------------------------------------------------------------------------------------------------------------------------------
Dice Holdings, Inc. (b)    COM    253017107   $166,050  20,782,185    SH               SOLE          1       X

-----------------------------------------------------------------------------------------------------------------------------------


(a) Position under the investment discretion of Quadrangle GP Investors LLC
(b) Position under the investment discretion of QCP GP Investors II LLC